Notes Payable (Details)														1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 26, 2023 USD ($)	Jun. 23, 2023 USD ($) a shares	Jun. 08, 2023 USD ($) a ft²	May 16, 2023 USD ($)	Feb. 07, 2023 USD ($) $ / shares shares	Sep. 08, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jul. 14, 2021 USD ($)	Jul. 14, 2021 USD ($)	Jul. 14, 2021 USD ($)	May 15, 2020 USD ($) shares	Apr. 19, 2019 shares	Oct. 26, 2016 shares	Oct. 29, 2021 USD ($)	Oct. 29, 2021 USD ($)	May 31, 2020 shares	Apr. 30, 2020 USD ($) shares	Aug. 31, 2019 shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Aug. 16, 2023 USD ($)	Oct. 31, 2021	Oct. 09, 2019
Notes Payable (Details) [Line Items]
Principal amount								$ 2,000,000												$ 7,609,514	$ 500,000
Net loan proceeds								$ 1,948,234
Short term note								The Short-Term Note has a term of one (1) year, provides for payments of interest only at a rate of twelve percent (12%) per annum and may be prepaid without penalty commencing nine (9) months after its issuance date.
Interest rate																										50.00%
Capitalized amount																						$ 20,000
Interest charges											$ 1,653,859						$ 347,661					4,134	$ 23,727
Interest charges																							112,348
Proceeds from Subordinated Short-term Debt						$ 500,000
Renovation improvements cost														$ 750,000	$ 750,000
Principal Amount Of Promissory Note														$ 750,000	$ 750,000
Net loan proceeds									$ 1,948,234
Short-term note term										1 year
Common stock (in Shares) | shares											900,000
Principal balance																				700,000
Shares of its restricted common stock (in Shares) | shares											6,900,000	42,388	3,625,000			6,000,000	440,000	45,000
Cash proceeds received																				706,359			750,000
Duration of warrant expires																									5 years
Debt issuance costs																				685,308	$ 23,726	$ 23,726
Warrant [Member]
Notes Payable (Details) [Line Items]
Common stock (in Shares) | shares																							226,300
Short-Term Debt [Member]
Notes Payable (Details) [Line Items]
Prepayment penalty due, percentage									0.50%
Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Prepayment penalty due, percentage									0.50%
Principal Amount Of Promissory Note																				$ 5,000,000
Bear interest rate																			8.00%	8.00%
Interest rate, Description																				five and 50/100 percent (5.50%), currently equaling 13.5%; provided that in no event will the interest rate be less than a floor rate of 13.5%.
Debt issuance costs																			$ 406,825	$ 406,825
Prepaid interest																			$ 675,000	675,000
SG DevCorp [Member]
Notes Payable (Details) [Line Items]
Interest rate								12.00%	12.00%	12.00%
Principal amount								$ 2,000,000	$ 2,000,000	$ 2,000,000
Convertible Debt [Member] | Peak One Opportunity Fund Lp [Member]
Notes Payable (Details) [Line Items]
Principal balance																				$ 700,000
Shares of common stock (in Shares) | shares																				466,664
Private Placement [Member]
Notes Payable (Details) [Line Items]
Interest rate					18.00%
Floor price per share (in Dollars per share) | $ / shares					$ 0.4
Percentage of Redemption price					110.00%
Outstanding shares of common stock					4.99%
Period for written notice					61 days
Adjusted maximum ownership interest					9.99%
Cash proceeds received					$ 1,000,000
Business days					2 days
Percentage of proceeds received					50.00%
Maximum number of days to obtain shareholder approval					60 days
Percentage of common stock					19.99%
Common stock outstanding (in Shares) | shares					2,760,675
Private Placement [Member] | Warrant [Member] | Peak One Opportunity Fund Lp [Member]
Notes Payable (Details) [Line Items]
Common stock (in Shares) | shares					500,000														500,000	500,000
Private Placement [Member] | Warrant Four [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																			$ 2.25	$ 2.25
Duration of warrant expires																			5 years	5 years
Private Placement [Member] | Convertible Debt [Member]
Notes Payable (Details) [Line Items]
Principal amount					$ 1,100,000
Short-term note term					12 months
Bear interest rate					8.00%
Conversion price (in Dollars per share) | $ / shares					$ 1.5
Floor price per share (in Dollars per share) | $ / shares					$ 0.4
Private Placement [Member] | Convertible Debt [Member] | Warrant [Member] | Peak One Opportunity Fund Lp [Member]
Notes Payable (Details) [Line Items]
Bear interest rate					8.00%
Private Placement [Member] | Debentures [Member]
Notes Payable (Details) [Line Items]
Interest charges																			$ 26,667	$ 26,667
Debt issuance costs																			80,000	80,000
Percentage of Redemption price					110.00%
Debt issuance costs																			20,000	53,333
Debt discount																			113,560	302,826
Debt discount amount																			151,413	151,413
Private Placement [Member] | Debentures [Member] | Warrant Four [Member]
Notes Payable (Details) [Line Items]
Peak warrant amount																			278,239	278,239
Securities Purchase Agreement [Member] | Private Placement [Member] | Peak One Opportunity Fund Lp [Member]
Notes Payable (Details) [Line Items]
Debt issuance costs					$ 15,000
Securities Purchase Agreement [Member] | Private Placement [Member] | Convertible Debt [Member] | Peak One Opportunity Fund Lp [Member]
Notes Payable (Details) [Line Items]
Percentage of discount					10.00%
Cash Advance Agreement [Member] | Obligations Upon Future Receivables [Member] | SG Building Blocks, Inc. [Member]
Notes Payable (Details) [Line Items]
Sold to Cedar				$ 710,500
Cash Advance Agreement [Member] | Obligations Upon Future Receivables [Member] | Cedar Advance LLC [Member] | SG Building Blocks, Inc. [Member]
Notes Payable (Details) [Line Items]
Interest charges																			14,286	14,286
Debt issuance costs				25,000
Sold to Cedar				710,500
Purchase price				500,000
Withdraw amount				$ 25,375
Cash Advance Agreement, 2 [Member] | Obligations Upon Future Receivables [Member] | SG Building Blocks, Inc. [Member]
Notes Payable (Details) [Line Items]
Sold to Cedar	$ 1,171,500
Cash Advance Agreement, 2 [Member] | Obligations Upon Future Receivables [Member] | Cedar Advance LLC [Member] | SG Building Blocks, Inc. [Member]
Notes Payable (Details) [Line Items]
Sold to Cedar	1,171,500
Purchase price	825,000
Withdraw amount	$ 41,800
Non-Recourse Factoring and Security Agreement [Member] | Secured Debt [Member] | SouthStar Financial, LLC [Member] | SG Echo, LLC [Member]
Notes Payable (Details) [Line Items]
Principal amount			$ 1,750,000
Area of Land (in Acres) | a			19
Area square foot (in Square Feet) | ft²			56,775
Non-Recourse Factoring and Security Agreement [Member] | Secured Debt [Member] | SouthStar Financial, LLC [Member] | SG Echo, LLC [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Purchase price			$ 1,500,000
Security Agreement [Member] | Secured Debt [Member] | SouthStar Financial, LLC [Member] | SG Echo, LLC [Member]
Notes Payable (Details) [Line Items]
Interest charges																			60,100	60,100
Maturity date			Jun. 01, 2025
Bear interest rate			23.00%
Debt issuance costs			$ 60,120
Debt issuance costs																			10,020
Percentage of origination fee			3.00%
Description of Secured Promissory Note			occurrence of an Event of Default (as defined in the Secured Promissory Note), the default interest rate will be 28% per annum, or the maximum legal amount provided by law, whichever is greater.
Default interest rate			28.00%
Non-Recourse Factoring Agreement [Member] | Obligations Upon Account Receivables [Member] | SouthStar Financial, LLC [Member] | SG Echo, LLC [Member]
Notes Payable (Details) [Line Items]
Percentage of accounts receivable			80.00%
Percentage of face amount			1.95%
Accounts receivable for the first twenty-five day			25 days
Percentage of additional			1.25%
Additional fifteen day period or part			15 days
Percentage of additional one			1.50%
Period will be charged for invoices exceeding			15 days
Period from advance date			60 days
Percentage of over advance			3.90%
Period after the Overadvance			25 days
Percentage of additional fee			2.50%
Period for face amount days			15 days
Collateral fee			$ 50
Percentage of face amount of collateral debt			0.25%
Period of agreement initial term			36 months
Period of agreement renewal term			36 months
Period of agreement renewal term			36 months
Threshold percentage			50.00%
Period between days			31 days
Non-Recourse Factoring Agreement [Member] | Obligations Upon Account Receivables [Member] | SouthStar Financial, LLC [Member] | SG Echo, LLC [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Period of agreement termination before end of initial term			60 days
Period of agreement termination before end of renewal term			60 days
Non-Recourse Factoring Agreement [Member] | Obligations Upon Account Receivables [Member] | SouthStar Financial, LLC [Member] | SG Echo, LLC [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Period of agreement termination before end of initial term			90 days
Period of agreement termination before end of renewal term			90 days
Non-Recourse Factoring Agreement [Member] | Obligations Upon Account Receivables [Member] | ATCO Structures and Logistics (USA) Inc. [Member] | SG Echo, LLC [Member]
Notes Payable (Details) [Line Items]
Debt instrument, minimum collateral amount			$ 250,000
BCV Loan Agreement [Member] | Loans Payable [Member] | BCV S and G DevCorp [Member]
Notes Payable (Details) [Line Items]
Principal amount		$ 1,250,000
BCV Loan Agreement [Member] | Loans Payable [Member] | BCV S and G DevCorp [Member] | SGB Development Corp. [Member]
Notes Payable (Details) [Line Items]
Interest charges																			233,412	233,412
Principal amount		$ 1,250,000
Maturity date		Dec. 01, 2024
Bear interest rate		14.00%
Debt issuance costs																			35,000	35,000
Debt issuance costs																			410,118
Area of Land (in Acres) | a		29.66
Debt Instrument		$ 2,000,000
Debt instrument, period from issuance date		12 months
Number of shares pledged (in Shares) | shares		1,999,999
Percentage of shares pledged		19.99%
Loan processing fee		$ 70,000
Loan management fee payable per annum		27,500
Broker fees		$ 37,500
Loaned amount																								$ 500,000
Restricted Stock [Member] | Private Placement [Member] | Peak One Opportunity Fund Lp [Member]
Notes Payable (Details) [Line Items]
Shares of its restricted common stock (in Shares) | shares					50,000
Restricted Stock [Member] | Private Placement [Member] | Convertible Debt [Member] | Peak One Opportunity Fund Lp [Member]
Notes Payable (Details) [Line Items]
Purchase price					$ 1,000,000
Restricted Stock [Member] | Private Placement [Member] | Debentures [Member]
Notes Payable (Details) [Line Items]
Fair value of the restricted shares																			$ 76,000	$ 76,000
Investor [Member] | Securities Purchase Agreement [Member]
Notes Payable (Details) [Line Items]
Interest rate								12.00%	12.00%	12.00%
SGB Development Corp. (“SG DevCorp”) [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Prepayment penalty due, percentage							9.75%
Principal amount							$ 148,300
Maturity date							Sep. 01, 2023
SGB Development Corp. [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Prepayment penalty due, percentage							9.75%
Principal amount							$ 148,300
Maturity date							Sep. 01, 2023
Short-term note term																				1 year